Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 112,313	¥ 89,554
Accumulated impairments and downward adjustments	(17,028)	(16,955)
Accumulated upward adjustments	16,071	3,643
Impairments and downward adjustments	(1,789)	(1,438)
Upward adjustments	¥ 13,276	¥ 1,485